Annual Operating Expenses - SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO - Select Telecommunications Portfolio	Apr. 29, 2024
Fidelity Advisor Telecommunications Fund - Class A
Operating Expenses:
Management fee	0.72%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.08%	[2]
Total annual operating expenses	1.05%
Fidelity Advisor Telecommunications Fund - Class C
Operating Expenses:
Management fee	0.72%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.08%	[2]
Total annual operating expenses	1.80%
Fidelity Advisor Telecommunications Fund - Class M
Operating Expenses:
Management fee	0.72%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.08%	[2]
Total annual operating expenses	1.30%
Fidelity Advisor Telecommunications Fund - Class I
Operating Expenses:
Management fee	0.67%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%	[2]
Total annual operating expenses	0.75%
Fidelity Advisor Telecommunications Fund - Class Z
Operating Expenses:
Management fee	0.56%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%	[2]
Total annual operating expenses	0.64%

[1]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24%, 0.24%, 0.24%, 0.19%, and 0.08% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[2]	B Adjusted to reflect current fees.